Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,573,610
Previously Paid Amount	0.00
Total Fee Amount	571.90
Total Offset Amount	0.00
Net Fee	571.90
Narrative - Max Aggregate Offering Price	$ 6,573,610
Final Prospectus	true